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File No. 037548-0024
February 9, 2007
Via EDGAR and Federal Express
Mr. Larry Spirgel
Assistant Director
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	SHG Holding Solutions, Inc. Registration Statement on Form S-1 (File No. 333-137897) Skilled Healthcare Group, Inc. Registration Statement on Form S-4 (File No. 333-137898)
Dear Mr. Spirgel:
     We hereby respond on behalf of SHG Holding Solutions, Inc. (the “Company”), and Skilled Healthcare Group, Inc. (“Skilled Healthcare”) to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), as set forth in the Staff’s letter of comment dated November 6, 2006 (the “Comment Letter”), to the above referenced Registration Statements. The Company has filed, via EDGAR, this letter (tagged correspondence) and Amendment No. 1 to each Registration Statement (“Amendment No. 1”).
     For your convenience, we are sending a copy of this letter, Amendment No. 1 and supplemental materials in the traditional, non-EDGAR format, including a version of Amendment No. 1 that is marked to show changes from each originally filed Registration Statement, and will forward a courtesy package of these documents to our examiners: Derek Swanson, Dean Suehiro and Inessa Kessman.
     Merger of Skilled Healthcare and the Company
     Please note that subsequent to the initial filing of the Registration Statements, Skilled Healthcare merged with and into its parent, the Company, with the Company surviving the merger. In connection with the merger, the Company changed its name to Skilled Healthcare

February 9, 2007

Group, Inc. As a result of the merger, all rights and obligations of Skilled Healthcare, including Skilled Healthcare’s 11% senior subordinated notes, became rights and obligations of the Company and the Company is now the issuer of the 11% senior subordinated notes. The Registration Statement on Form S-1 has been revised to reflect the Company’s name change to Skilled Healthcare Group, Inc. The Registration Statement on S-4 has been revised to reflect the Company as the registrant thereunder.
     Responses
     The Company has the following responses to the Staff’s comments in the Comment Letter. For your convenience, each response corresponds to the comment that immediately precedes it, each of which has been reproduced from the Comment Letter in the order presented. In addition, please note that the page references in our responses correspond to the pagination of Amendment No. 1 to the Registration Statement on Form S-1, as marked to show changes from the original filing, which pagination differs from that in the originally filed Registration Statement in some respects.
General
1.	Please be advised that you should include the price range, the size of the offering, the beneficial ownership of your common stock, and all other required information in an amendment to your Form S-1 prior to any distribution of preliminary prospectuses so that we may complete our review. Note that we may have additional comments once you have provided this disclosure. Therefore, please allow us sufficient time to review your complete disclosure prior to any distribution of preliminary prospectuses.
Response:
     We confirm that an amendment to the Registration Statement on Form S-1 will include the price range, the size of the offering, the beneficial ownership of the Company’s common stock and all other required information prior to any distribution of preliminary prospectuses so that the Staff may complete its review. We note that the Staff may have further comment on this information and will allow the Staff sufficient time to review the Company’s complete disclosure prior to any distribution of preliminary prospectuses.
2.	Please furnish in your response letter a statement as to whether or not the amount of compensation to be allowed or paid to the underwriter has been cleared with the NASD. Prior to the effectiveness of this registration statement, please provide us with a copy of the letter informing that the NASD has no objections.
Response:
     We supplementally advise the Staff that the underwriters have informed the Company that they have completed the necessary filings with the NASD and that the NASD’s review of the underwriters’ filing is ongoing. Prior to effectiveness, we will provide the Staff with the NASD’s

February 9, 2007

“no objections” letter or arrange for the NASD to contact you directly to confirm that they have no objections.
3.	We encourage you to file all exhibits with your next amendment or otherwise furnish us drafts of your legality opinion and underwriting agreement. We must review these documents before the registration statement is declared effective, and we may have additional comments.
Response:
     We acknowledge that the Staff must review drafts of our legality opinion and underwriting agreement, as well as all exhibits that remain to be filed, before the Registration Statement is declared effective. The Company will file with the next amendment or furnish to the Staff such documents as soon as possible. We note that the Staff may have additional comments upon reviewing such documents and exhibits.
4.	We note that Skilled Healthcare Group, Inc. is conducting a simultaneous exchange offer in reliance upon the Exxon Capital line of no-action letters. We also note that Skilled Healthcare Group, Inc. will be merged into SHG Holding Solutions, Inc. prior to the completion of the IPO and exchange offer. Therefore, the original issuer of the 11% senior subordinated notes due 2004, Skilled Healthcare Group, Inc. will not be the same issuer as the issuer of the 11% senior subordinated notes due 2004 in the registered exchange offer. Tell us in your response letter why your IPO/exchange offer involves dual issuers and whether your structure is consistent with the Exxon Capital line of no-action letters.
Response:
     We respectfully advise the Staff that the Company, which is the entity that will issue 11% senior subordinated notes in the registered exchange offer (the “Registered Notes”) to be completed pursuant to the Form S-4 and the Exxon-Capital line of no action letters, has by operation of law jointly and severally assumed the obligations of Skilled Healthcare, the issuer of the 11% senior subordinated notes (the “Private Notes”) as a result of the merger of the two companies prior to the inception of the registered exchange offer. Pursuant to SEC No-action Letter, W.R. Grace & Co. (July 25, 1988), the Staff has allowed exchange offers issued by a post-merger entity in exchange for securities issued by a pre-merger entity where the post-merger entity had, in connection with the merger, become an obligor under the prior securities. In addition, the registered exchange offer by the Company will comply with the requirements of the Exxon-Capital line of no-action letters by providing that the registered exchange offer will be conditioned on (a) the holder not being an affiliate of the Company, (b) the holder having acquired the Registered Notes in the ordinary course of its business, (c) the holder having no arrangement or understanding with any person to participate in a distribution of the Registered Notes and (d) the holder not having purchased the Private Notes directly from the Company to resell pursuant to Rule 144A or any other available exemption under the 1933 Act.

February 9, 2007

5.	Please revise the document to summarize the timing of the planned merger of SHG with and into Skilled Healthcare Group, the closing of the IPO, and the commencement of the exchange offer and provide a brief explanatory note as to why the dual company structure. We note your disclosure on page 121 of the document: “assuming effectiveness of the Registration Statement and the completion of the exchange offer, all of the original senior subordinated notes will be exchanged for publicly traded, registered securities with identical terms.” For instance, clarify whether the merger will occur prior to the IPO and the commencement of the exchange offer. Furthermore, identify the entity that will ultimately be the issuer of the IPO shares, as well as of the 11% senior subordinated notes in the exchange offer.
Response:
     We have revised the disclosure on pages 4, 97 and 114 in response to the Staff’s comment and to reflect the completion of the merger of Skilled Healthcare with and into the Company.
Prospectus Cover Page
6.	Please confirm that all of the underwriters listed on the cover page are lead or managing underwriters of the offering.
Response:
     We supplementally advise the Staff that the underwriters listed on the outside front cover page of the prospectus include the joint-bookrunning managers and co-managers of the offering. We respectfully submit that inclusion of each of these underwriters on the cover page is consistent with the requirements under Item 501(b)(8) to include the names of the “lead or managing underwriter(s).” All of the underwriters have been actively involved in the offering process, including conducting due diligence. We further believe that including all of these underwriters on the cover page is consistent with market practice. We note that in a publication by the Commission entitled “Analyzing Analyst Recommendations” (which is available on the Commission’s website in the “Investor Information” section at http://www.sec.gov/investor/pubs/analysts.htm), under the heading “Uncovering Conflicts,” the Commission informs investors that they may find “a list of the lead or managing underwriters on the front cover of both the preliminary and final copies of the prospectus. By convention, the name of the lead underwriter—the firm that stands to make the most money on the deal—will appear first, and any co-managers will generally be listed second in alphabetical order.” The Company has followed that convention in the prospectus.
7.	Revise the table to include a line item, to be filled-in once the offering-price range is set, disclosing the net proceeds to selling shareholders. See Item 501(b)(3).
Response:
     We have revised the cover page of the prospectus in response to the Staff’s comment.

February 9, 2007

8.	Disclose the nature of the underwriting arrangements, e.g., a firm commitment offering. See Item 501(b)(8)(i).
Response:
     The shares offered by the Company will be purchased by the underwriters on a firm commitment basis. We believe that market convention for offerings conducted on a firm commitment basis is to not mention these arrangements on the front cover of the prospectus, but to disclose them in the section entitled “Underwriting”. We respectfully submit that this approach is preferable because it helps provide investors with a cover page that clearly summarizes the key points of an offering without cluttering the cover page with additional details that are less material to investors.
Table of Contents
9.	Limit the inside cover page to the information required by Item 502 of Regulation S-K. Please delete the extraneous information, which includes the first and second paragraphs following the table of contents, or reposition it to another location in the registration statement.
Response:
     We have revised the disclosure on the inside cover page of the prospectus in response to the Staff’s comment.
Prospectus Summary, page 1
General
10.	Please revise to decrease the length of your summary. Your summary should provide a clear, concise, balanced and accurate description of the most material aspects of you and your offering. Much of the disclosure you currently include is too detailed for the summary and is either more appropriate for, or repeats information in, the Business section. For example, consider eliminating or substantially reducing the extensive discussion of your competitive strengths and strategy, as well as your detailed summary of your industry and applicable regulations, which discussions are more appropriate for your business section. Also consider reducing the description of the company to one or two paragraphs summarizing your business operations. These are just examples. We may have further comments on specific aspects of the disclosure in your summary section once you have revised and reduced the length of your summary.
Response:
     We have revised the disclosure on pages 1-14 in response to the Staff’s comment.
11.	In your response letter, please provide us with support for all statements in the summary and elsewhere in the prospectus regarding your market position, size, and growth rate,

February 9, 2007

among other figures. Provide us with copies of any industry publication that you cite or upon which you rely, including, but not limited to, market research data and surveys prepared by the AON Risk Consultants, the Centers for Medicare and Medicaid Services, the AARP Public Policy Institute, and the American Health Care Association. Highlight the specific portions that you are relying upon so that we can reference them easily. To the extent that you do not have independent support for your statements, please characterize them as your beliefs and disclose the bases for these beliefs. Confirm that the information in the reports is publicly available. In addition, if any of these reports have been prepared specifically for this filing, file a consent from the party.
Response:
     We have provided support for statements in the summary and elsewhere in the prospectus regarding the Company’s market position and size, together with copies of the relevant excerpts from industry publications cited in the prospectus in Exhibit A attached to this response letter. We also confirm that the information in these reports is publicly available. We supplementally advise the Staff that no third party reports cited in the prospectus were prepared specifically for this filing.
12. In order to balance the summary section, please disclose and briefly discuss the following:
•	the total debt the company currently owes, to date, including the debt used to finance the acquisition of the operating subsidiary (Skilled Healthcare);

•	the operating subsidiary’s (Skilled Healthcare’s) recent emergence from Chapter 11 bankruptcy;

•	the fact that, after your initial public offering, Onex and its affiliates will continue to control your company;

•	the underwriters that stand to benefit from the planned redemption of $70 million aggregate principal amount of your notes and part of the balance of your first lien term loan;

•	the pending registration statement for an exchange offer of the 11% Senior Subordinated Notes, part of which will he redeemed out of the net proceeds from the initial public offering of SHG’s common stock;

•	the lack of comparability of your financial statements because of the acquisition of Skilled Healthcare in December 2005; and

•	the use of a new $420 million senior credit facility to redeem the then outstanding series A preferred stock and to pay a $108.6 million dividend to your then existing stockholders.
Response:
     We have revised the disclosure on pages 4-5 in response to the Staff’s comment. We supplementally advise the Staff that we currently expect that the underwriters as a whole will receive less than 3% of the total proceeds of the offering through the repayment of indebtedness.

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Accordingly, this offering will not be subject to NASD Rule 2710(h), and the Company will not be required to engage a Qualified Independent Underwriter pursuant to NASD Rule 2720. We respectfully submit that because only a relatively small amount of proceeds will be directed to underwriters in this offering and a Qualified Independent Underwriter will not be required, the fact that a portion of the proceeds of the offering will be directed to underwriters as a repayment of indebtedness is not sufficiently important to investors to warrant disclosure in the summary. We have revised the disclosure in “Use of Proceeds” and “Underwriting” to provide the percentage of offering proceeds that will be directed to underwriters.
Our Company, page 1
Recent Transactions, page 4
13.	We note your disclosure indicating how Onex and the rollover investors funded the purchase of the company. Revise to clarify the following: how the issuance of debt in connection with the acquisition became obligations of the company, not Onex; to whom the proceeds of the debt offering and incurrence and assumption of the term loan were paid; and the fact that the initial proceeds are being used solely to reduce the debt incurred in connection with the leveraged buyout. Also identify any current members of management who are or were affiliated with Onex, such as Mr. Le Blanc.
Response:
     We have revised the disclosure on pages 3-4 in response to the Staff’s comment.
14.	Quantify the total amount of compensatory payments made to management that were triggered by the Onex leveraged buyout.
Response:
     We have revised the disclosure on page 4 in response to the Staff’s comment.
Summary Historical and Unaudited Pro Forma Consolidated Financial Data, page 8
15.	We note that you include much of the disclosure required by Item 10(e) of Regulation S-K when discussing your non-GAAP measures in the Selected Consolidated Historical Financial Data section. Please revise the Summary Historical and Unaudited Pro Forma Consolidated Financial Data Section to include all of the Item 10(e) disclosure the first time you present your non-GAAP measures on page 11. When including the Item 10(e) disclosure, please also comply with our comments on your Selected Consolidated Historical Financial Data section.
Response:
     We have revised the disclosure on pages 11-14 in response to the Staff’s comment.

February 9, 2007

16.	Expand footnote (2) on page 11 to include the reasons why the company’s management believes that presentation of the non-GAAP financial measures provide useful information to investors regarding the company’s financial condition and results of operations, and any other purposes for which management utilizes the non-GAAP financial measures in the operation of the company’s business and finances. Explain why management considers depreciation, amortization, interest expenses and other adjustments to net income as relating to “non-core operating items (page 58).” See Item l0(e)(1)(i)(c) of Regulation S-K.
Response:
     We have revised the disclosure on pages 11-14 in response to the Staff’s comment.
Risk Factors, page 15
General
17.	You should pare down your risk factors section to present only the most significant factors that make the offering speculative or risky. For instance, please reduce the length of the risk factors “We depend heavily on reimbursement from Medicare...” (page 15), “We are subject to extensive laws and government regulations...” (page 17), and “Failure to achieve and maintain effective internal controls...” (page 28). Instead, focus those and other discussions on the most material risks that are applicable to your company or the offering and provide specific disclosure how the particular risk relates to your company. For example, discuss how recent federal initiatives have effected Medicaid spending in the particular states that the company has operations.
Response:
     We have revised the disclosure on pages 15-33 (and specifically on pages 15, 16, 17 and 29) in response to the Staff’s comment.
18.	Consider creating a risk factor disclosing the conflicts of interest that some of the members of the underwriting syndicate will face, in that those entities will be managing the underwriting of SHG’s initial public offering, while simultaneously benefiting from the redemption of the senior subordinated notes and the reduction of the senior secured credit facility.
Response:
     We refer the Staff to our responses to the Staff’s Comments No. 12 and No. 49. We currently expect that the underwriters will receive less than 3% of the total proceeds of the offering through the repayment of indebtedness. Accordingly, the offering will not be subject to NASD Rule 2710(h), and the Company will not be required to engage a Qualified Independent Underwriter pursuant to NASD Rule 2720. Furthermore, the notes that the Company redeems from the proceeds of the offering will be selected by the trustee pro rata from all holders of the notes, meaning the underwriters will not receive any preference in the redemption. As a result,

February 9, 2007

we respectfully submit that the anticipated arrangements for the Company’s use of proceeds to repay indebtedness, including indebtedness held by certain underwriters, does not represent a material risk to investors.
19.	Consider creating a risk factor highlighting the fact that the proceeds from your offering are not being used to directly grow your business but rather being used to reduce debt incurred in connection with your leveraged buyout.
Response:
     We supplementally advise the Staff that the Company’s use of proceeds from the offering to reduce debt will have the effect of increasing the Company’s cash available to fund operations as a result of reduced interest expenses. This effect is reflected in the Unaudited Consolidated Pro Forma Financial Statements included in the prospectus. We respectfully submit that an investor will be adequately informed as to this use of proceeds and the potential effect on the Company as a result of disclosure in the Summary, Offering, Use of Proceeds, Capitalization and Management’s Discussion and Analysis of Financial Condition and Results of Operations sections of the prospectus. We further submit that a risk factor highlighting the use of proceeds is not appropriate because it would require a comparative analysis of the most appropriate use of proceeds, which would inherently be subjective in nature.
“Significant legal actions, which are commonplace in our industry...,” page 19
20.	Revise this risk factor to disclose your company’s average costs for professional liability and general liability, per bed. In addition, in the same risk factor, disclose your average revenues per bed.
Response:
     We have revised the disclosure on pages 18-19 in response to the Staff’s comment.
21.	Move your discussion of the “significant adverse professional liability judgment” into a separate risk factor. In addition, disclose the amount of the judgment against your company, and include a brief summary of the nature of the dispute between the parties.
Response:
     We have revised the disclosure on page 19 in response to the Staff’s comment.
“It is difficult to attract and retain qualified nurses...,” page 20
22.	Include, in a separately-captioned risk factor, your discussion of California legislation that established minimum staffing requirements. In the newly-created risk factor, disclose the minimum staffing requirement that is currently applicable in California, and quantify the fines and other sanctions that would be payable if a company was unable to meet the minimum staffing requirements.

February 9, 2007

Response:
     We have revised the disclosure on page 20 in response to the Staff’s comment.
“Insurance coverage may become increasingly expensive and difficult...,” page 22
23.	Include, in a separately-captioned risk factor, the risk of not carrying workers’ compensation insurance in Texas.
Response:
     We supplementally advise the Staff that the Company’s worker’s compensation expense in Texas has not been material to its operations and has been within reserves established by the Company for such expense. For example, the Company’s total workers’ compensation expense in Texas was approximately $335,000 in 2003, $419,000 in 2004, $351,000 in 2005 and $329,000 in the first six months of 2006. In addition, the Company’s risk of not carrying workers’ compensation insurance is the same to the Company as carrying insurance policies with coverage limits; namely that there is no limit on the maximum number of claims or amount for which the Company can be liable in any policy period. The Company discloses this risk on page 22 and indicates that, while it estimates potential losses, it is possible for the ultimate amount of losses to exceed the Company’s estimates and its insurance limits. We respectfully submit that a separate risk factor regarding the Company’s self insurance for workers’ compensation claims in Texas would be repetitive, would not serve to further highlight the risk and would give the risk undue prominence.
“If we do not achieve and maintain competitive quality of ratings...,” page 23
24.	Indicate how the company’s quality of care indicators compare to its competitors.
Response:
     We have revised the disclosure on pages 22-23 in response to the Staff’s comment.
“We will be a “controlled company” within the meaning of The New York Stock Exchange rules...,” page 31
25.	We note that as a result of being a “controlled company” you indicate that your board “may” not consist of a majority of independent directors. Revise to definitively state whether your board or committees at the time of the initial public offering “will” consist of a majority of independent directors.
Response:
     We have revised the disclosure on pages 31-32 and 118-119 in response to the Staff’s comment.

February 9, 2007

Non-GAAP Financial Measures, page 35
26.	Explain in greater detail how management utilizes EBITDA and adjusted EBITDA in “trending, analyzing and benchmarking the performance of [your] business.”
Response:
     We have revised the disclosure on pages 11-14 and 54-57 in response to the Staff’s comment.
Use of Proceeds, page 36
27.	Disclose the amount of the balance outstanding under your first lien term loan.
Response:
     We have revised the disclosure on page 36 in response to the Staff’s comment.
Unaudited Pro Forma Consolidated Financial Statements, page 41
28.	Please give effect to the conversion of the preferred stock and the split of the common and preferred stocks as disclosed on page 6.
Response:
     The Company acknowledges the Staff’s comment regarding the effects of the conversion of the preferred stock and the split of the common and preferred stocks. The Company will make the requested revisions upon the determination and approval of the stock splits and the resulting effects on the conversion of the preferred stock.
Unaudited Pro Forma Consolidated Statements of Operations, pages 45 and 48
29.	Please revise to present only the portion of the income statement through “income from continuing operations.”
Response:
     We have revised the disclosure on pages 46 and 49 in response to the Staff’s comment.
30.	Please present the net (loss) income per share and the weighted average number of shares used.
Response:
     We have revised the disclosure on pages 46 and 49 in response to the Staff’s comment.

February 9, 2007

Selected Historical Consolidated Financial Data, page 49
31.	Please label your selected historical consolidated financial data in the same manner you label your consolidated financial statements.
Response:
     We have revised the disclosure to label the selected historical consolidated financial data in the same manner as the Company labeled its consolidated financial statements.
32.	We note that your definition of EBITDA defines EBITDA as, “net (loss) income before discontinued operations and the cumulative effect of a change in accounting principle as well as before depreciation, amortization and interest expenses (net of interest income and other).” Please refer to Question 14 of our frequently asked questions regarding the use of Non-GAAP financial measures that clarifies that “Earnings” as used in the commonly used metric “EBITDA” is intended to mean net (loss) income presented in the statement of operations under GAAP. Please see our adopting release, that states that non-GAAP measures that are calculated differently than EBITDA should not be characterized as EBITDA. Revise the title of this measure and provide a definition that identifies clearly how the measure is being calculated and how the calculation of your non-GAAP measure differs from the most directly comparable GAAP measure, net (loss) income. Also, revise the title, “Adjusted EBITDA.”
Response:
     We have revised the disclosure on pages 13-14 and 56-57 to reconcile EBITDA and Adjusted EBITDA to net (loss) income presented in the statement of operations under GAAP in response to the Staff’s comment. We have accordingly retained the labels EBITDA and Adjusted EBITDA.
33.	We note that you reconcile EBITDA and Adjusted EBITDA from net (loss) income before discontinued operations and the cumulative effect of a change in accounting principle. Please revise to reconcile EBITDA and Adjusted EBITDA from net income. See Question 15 of our frequently asked questions regarding the use of Non-GAAP financial measures available on our website at http://www.sec.gov/divisions/corpfin/faqs/nongaapfaq.htm.
Response:
     We have revised the disclosure on pages 13-14 and 56-57 to reconcile EBITDA and Adjusted EBITDA to net (loss) income presented in the statement of operations under GAAP in response to the Staff’s comment.
34.	Since your “Adjusted EBITDA” is considered a measure of operating performance, it is generally not appropriate to exclude “write-off of deferred financing costs of extinguished debt,” “reorganization expenses” and “non-cash stock-based compensation charge,” since these charges are recurring. We refer you to Item 10 of Regulation S-K and Question 8 of our frequently asked questions document on non-GAAP measures.

February 9, 2007

Please expand your disclosure to provide the specific reasons why you believe it is appropriate to exclude each of these recurring charges from your non-GAAP measure. For example, you should explain in detail why you believe it is appropriate to exclude a recurring charge such as your stock-based compensation expense.
Response:
     The Company acknowledges the Staff’s comment regarding the adjustments included in “Adjusted EBITDA” and has revised its disclosure on pages 11 and 54 to comply with the items listed in Question 8 of the Staff’s frequently asked questions document on non-GAAP measures. The Company’s revised disclosure for footnote (2) on pages 11-14 and 54-57 addresses (i) the manner in which the Company’s management uses the non-GAAP measures to evaluate its business, (ii) the economic substance behind the Company’s decision to use these measures, (iii) the limitations associated with the use of these measures as compared to the most directly comparable GAAP financial measure, (iv) the manner in which the Company compensates for these limitations and (v) the substantive reasons why management believes these measures provide useful information to investors. In particular, with respect to the Company’s adjustment for reorganization expenses, the Company believes that reorganization expenses will be immaterial in 2007 and, upon acceptance of its final petition by the bankruptcy court, which the Company expects will occur in the first half of 2007, the Company will no longer incur reorganization expenses. As a result, the Company does not believe that these expenses are reflective of the performance of its core operating business.
35.	It appears that note (e) of your non-GAAP Adjusted EBITDA reconciliation appears to be subjective in nature and cannot be cross-referenced to your financial statements. Please delete this amount from your Adjusted EBITDA calculation.
Response:
     The Company has consolidated certain items in prior note (f) of the non-GAAP Adjusted EBITDA with the items in prior note (e). We respectfully submit that the items in prior note (e), now note (i), of the non-GAAP Adjusted EBITDA reconciliation are actual expenses incurred by the Company in connection with the Onex Transaction. These items are:
•	$0.2 million in fees paid by the Company to a valuation specialist and for the performance of an acquisition audit in connection with the Onex Transaction;

•	The forgiveness of $2.5 million in indebtedness owed to the Company upon the completion of the Onex Transactions;

•	The incurrence of $4.8 million in compensation expense, the payment of which was triggered by the occurrence of the Onex Transaction; and

•	Non-cash stock compensation charges of $9.0 million incurred in connection with restricted stock grants to certain of our senior executives.

February 9, 2007

     These items are not subjective in nature, but instead are actual, defined expenses, the quantification of which has been determined in accordance with GAAP. The Company believes that excluding these items from Adjusted EBITDA enhances an investor’s understanding of the Company’s core operations in a manner that is not affected by the Onex Transaction. We further submit that, while the federal securities laws and the rules and regulations of the Commission promulgated thereunder require that each non-GAAP measure be reconciled to the most directly comparable GAAP financial measure, there is no requirement that only amounts that are able to be cross-referenced to the financial statements of the registrant be excluded from the GAAP financial measure and included in the reconciliation. For example, in connection with acquisition transactions, companies regularly adjust for transaction costs that do not have an ongoing effect on the combined operations of the combined entity but that were not separately reflected on the financial statements.
36.	We note the bullet points contained in footnote (4) on page 60. Explain why management prepares adjusted EBITDA by “adjusting” EBITDA for the enumerated factors.
Response:
     We have revised the disclosure on pages 11 and 54 in response to the Staff’s comment.
Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 55
Revenue, page 61
37.	Indicate whether your decline in the percentage of total revenue attributed to skilled nursing facilities is indicative of a trend.
Response:
     We have revised the disclosure on page 64 in response to the Staff’s comment.
Primary Expense Components, page 64
General and Administrative, page 64
38.	Discuss, and quantify, how the company becoming a public company, particularly Section 404 of the Sarbanes-Oxley Act of 2003 has impacted, and is expected to impact, the company’s general and administrative expenses.
Response:
     We have revised the disclosure on pages 67 and 68 in response to the Staff’s comment.
Restricted Stock, page 65
39.	We note that you applied APB 25 in connection with the issuance of restricted stock at and following the Onex Transaction, which occurred on December 27, 2005. Please

February 9, 2007

confirm to us that all restricted stock issuances after January 1, 2006 were accounted under FAS 123R.
Response:
     We supplementally advise the Staff that the Company accounted for all restricted stock issuances after January 1, 2006 under FAS 123R.
Critical Accounting Policies and Estimates, page 66
Patient liability risks, page 67
40.	As an illustration of the material effect that management’s assumptions with respect to this policy can have on the company’s business, discuss the significant adverse professional liability judgment that contributed to your Chapter 11 bankruptcy (page 57).
Response:
     We have revised the disclosure on page 71 in response to the Staff’s comment.
Goodwill and Intangible Assets, page 68
41.	With regard to your goodwill impairment testing, please:
•	tell us and disclose specifically when and how you test goodwill for impairment;

•	tell us and disclose your reporting units and how you determined your reporting units; and

•	tell us how you considered the Onex Transaction in your goodwill impairment testing.
Response:
     The recorded goodwill as of December 31, 2005 resulted from the completion of the Transactions with Onex, as described in Note 1 to the Company’s consolidated financial statements. During the nine months ended September 30, 2006, the Company acquired additional goodwill as a result of the acquisitions described in Note 6 to the Company’s consolidated financial statements. Paragraph 26 of FAS No. 142 requires “goodwill for a reporting unit to be tested for impairment on an annual basis and between annual tests in certain circumstances. The annual goodwill impairment test may be performed any time during the fiscal year provided the test is performed at the same time every year.” The Company has selected an annual impairment test date of October 1; accordingly, as of the initial filing of the Registration Statement, the Company had not tested for impairment of the goodwill that was acquired at the end of 2005 and the first six months of 2006. The Company’s annual impairment test is in accordance with the provisions of paragraph 18 of FAS No. 142, which requires that “goodwill shall be tested for impairment at a level of reporting referred to as the reporting unit.” Specifically, consistent with the provisions of paragraphs 19 and 20 of FAS No. 142, the Company compares the fair value of each of its reporting units to their respective carrying

February 9, 2007

values, including goodwill to identify potential impairment. If the carrying amount exceeds the fair value of the reporting unit, the goodwill of the reporting unit is not considered impaired. If the carrying amount of a reporting unit exceeds its fair value, the Company compares the implied fair value of reporting unit goodwill with the carrying amount of that goodwill to determine if an impairment loss should be recognized. The Company considers a number of factors in determining the fair value of its reporting units and the implied fair value of the reporting unit goodwill (if required), including information provided by a third party, when making its estimate of the respective fair values.
     We considered the guidance provided in FAS No. 142 that defines a reporting unit as “an operating segment or one level below an operating segment (referred to as a component)” when determining the Company’s reporting units. The Company has determined it has the following three operating segments:
•	long-term care services, which includes the operation of skilled nursing and assisted living facilities and is the most significant portion of the Company’s business,

•	rehabilitation therapy, which provides physical, occupational and speech therapy in Company-operated facilities and unaffiliated facilities, and

•	hospice care, which was established in 2004 and provides hospice care in Texas and California.
     The Company determined its operating segments by examining the components of its enterprise and determined that each of the three operating segments engage in business activities from which they earn revenues and incur expenses, have discrete financial information available and their operating results are regularly reviewed by the Company’s chief operating decision maker to make decisions about resources to be allocated and assess performance.
     We considered the two components (skilled nursing and assisted living facilities) comprising the Company’s long-term care services operating segment when determining the Company’s reporting units and have concluded that these two components have similar economic characteristics, as defined in paragraph 17 of FAS 131, and, accordingly, should be aggregated and deemed a single reporting unit. Therefore, we have concluded that the Company’s three operating segments represent the Company’s reporting units for purposes of its goodwill impairment testing.
     The goodwill that resulted from the Onex Transaction as of December 31, 2005 was allocated to the long term care services operating segment and the rehabilitation therapy operating segment based on the relative fair value of the assets on the date of the Onex Transaction. No goodwill was allocated to the hospice care operating segment due to the start-up nature of the business and cumulative net losses before depreciation, amortization, interest expenses (net) and provision (benefit) for income taxes attributable to that segment. In addition, no synergies were expected to arise as a result of the Onex Transaction which might provide a different basis for allocation of goodwill to reporting units.

February 9, 2007

     We have revised the disclosure on pages 72 and F-16 and F-17 in response to the Staff’s comment.
42.	In addition, we note that your disclosure did not address the quantitative value of your assumptions and their sensitivity to change. Since critical accounting estimates and assumptions are based on matters that are highly uncertain, you should analyze their specific sensitivity to change, based on other outcomes that are reasonably likely to occur and would have a material effect. Revise your disclosures to provide quantitative as well as qualitative disclosure when quantitative information is reasonably available and will provide material information for investors.

For additional guidance, refer to Item 303 of Regulation S-K as well as Part Five of the Commission’s Interpretive Release on Management’s Discussion and Analysis of Financial Condition and Results of Operation which is located on our website at: http://www.sec.gov/rules/interp/33-8350.htm.
Response:
     We have revised the disclosure on pages 70-74 in response to the Staff’s comment.
Results of Operations, page 71
43.	Include a discussion of your measure of profit or loss disclosed in your segment footnote on page F-26 for each reportable segment.
Response:
     We have revised the disclosure on pages 75-83 in response to the Staff’s comment.
Net Income, page 74
44.	Indicate the reasons for the decline in net income.
Response:
     We have revised the disclosure on pages 78, 81 and 83 in response to the Staff’s comment.
Liquidity and Capital Resources, page 80
45.	Discuss how delays in reimbursements (page 24) have affected cash flows for the periods being presented.
Response:
     We supplementally advise the Staff that delays in reimbursements have not had a material affect on the Company’s cash flows for the periods presented and discussed in Liquidity and Capital Resources. The risk factor on page 24 that identifies the risks associated with delays

February 9, 2007

in reimbursement addresses potential delays similar to those historically experienced by the Company and other healthcare providers.
46.	Discuss the specific limitations placed upon the company’s ability to incur additional debt due to covenant restrictions in the indentures covering the company’s existing debt.
Response:
     We have revised the disclosure on page 90 in response to the Staff’s comment.
Cash flows from Discontinued Operations, page 84
47.	Since you have not shown discontinued operations by category in your cash flow statement, please quantify the amount of cash flows from discontinued operations for operating, investing, and financing activities in this section of your MD&A. Also, describe how the absence of cash flows from the discontinued operations is expected to affect your future liquidity and capital resources.
Response:
     We have revised the disclosure on page 88 in response to the Staff’s comment.
Description of Indebtedness, page 120
Interest Rates and Fees, page 120
48.	Please revise to more clearly describe the applicable interest rate and premium that is applicable to the facility. Furthermore, disclose, if known, the interest rate that is applicable to the borrowings under the first lien senior secured credit facility, or instead, estimate the interest rate that will be applicable to borrowings under that facility. Similarly revise the discussion of your “Principal Debt Obligations and Capital Expenditures” on page 84.
Response:
     We have revised the disclosure on pages 88-90 and 134-136 in response to the Staff’s comment.
The 11% Senior Subordinated Notes, page 121
Optional Redemption, page 122
49.	Revise this section to discuss, with greater specificity, the terms and conditions of the optional redemption of the notes prior to January 15, 2009, and to disclose that you plan to redeem a portion of the notes through the net proceeds received from your initial public offering. For instance, clarify how the Trustee will select the notes to be redeemed, given that only a percentage of the total notes outstanding will be redeemed.

February 9, 2007

We note Article Three of the Indenture governing the notes, as well as Section 3.02, which sets forth the terms for redeeming the notes and the selection criteria if fewer than all of the notes will be redeemed. As another example, revise to specify whether the terms of the Indenture, including the selection criteria, would operate to give priority to the redemption of notes held by the underwriters and their affiliates, rather than notes held by other parties.
Response:
     We have revised the disclosure on pages 136-137 in response to the Staff’s comment.
Certain Relationships and Related Transactions, page 123
Notes Receivable, page 124
50.	Disclose the total amount of William Scott’s debt that was forgiven upon the closing of the transactions. Further, please provide us with copies of the agreement that governed the loan to Mr. Scott.
Response:
     We have revised the disclosure on page 139 in response to the Staff’s comment. Supplementally, attached as Exhibit B to this response letter is a copy of the agreement that governed the loan provided by the Company to Mr. Scott.
51.	Please revise to describe, with greater specificity, the circumstances under which the loan to Mr. Scott was forgiven. For example, disclose whether the loan was cancelled in exchange for payment from Mr. Scott or the surrender of anything of value.
Response:
     We have revised the disclosure on page 139 in response to the Staff’s comment.
Financial Statements
Consolidated Statements of Operations, page F-4
52.	Please provide a caption for cost of revenue in accordance with Rule 5-03(b)(2) of Regulation S-X.
Response:
     The Company has changed the description in the consolidated statement of operations of the line titled “Operating” to “Cost of services (exclusive of rent and depreciation and amortization shown below)” throughout the prospectus.

February 9, 2007

53.	Please allocate rent expense to cost of revenue and/or general and administrative expenses as appropriate.
Response:
     The Company has allocated rent expense between cost of revenue and general and administrative expenses in response to the Staff’s comment. The Company continues to show the portion of rent that is included within cost of services as a separate line labeled “Rent cost of services” because the Company believes that it is important for the readers of its financial statements to understand what portion of the Company’s costs of services relate to its cost of rented facilities. This is because the Company leases and pays rent on approximately 28% of its facilities and owns the remainder of its facilities.
54.	Please comply with SAB 11:B, as applicable, by identifying the amount of applicable depreciation and amortization that is excluded from the caption “cost of revenue.”
Response:
     As noted above in response to the Staff’s comment No. 52, the Company has changed the description in the consolidated statement of operations of the line titled “Operating” to “Cost of services (exclusive of rent and depreciation and amortization shown below),” because there are no depreciation and amortization costs included in Cost of services.
55.	Please delete your subtotal caption called “Income from continuing operations before other income (expenses), (benefit from) provision for income taxes, discontinued operations and cumulative effect of a change in accounting principle.”
Response:
     The Company has deleted the subtotal caption called “Income from continuing operations before other income (expenses), (benefit from) provision for income taxes, discontinued operations and cumulative effect of a change in accounting principle” in the consolidated statement of operations.
56.	It appears to us that your “reversal of a charge related to decertification of a facility” expense relates to your operating activities. As such, please include this charge in operating expenses.
Response:
     The Company’s “reversal of a charge related to decertification of a facility” expense relates to the Company’s operating activities. The Company has revised the prospectus and included the charge in costs of services. In addition, the Company has deleted Note 10 on page F-32, “Reversal of Charge Related to Decertification of Facility.”
57.	Please parenthetically note in the line item, “General and administrative,” the amount of the equity-related charge that is included in that line item.

February 9, 2007

Response:
     The Company acknowledges the Staff’s request to parenthetically note in the consolidated statement of operations line item “General and administrative,” the amount of equity-related charge that is included in that line item. The Company has instead proposed, in accordance with SAB Topic 14.F, an alternative disclosure in Note 2 under the heading “Stock Options and Equity Related Charges” which begins on page F-18. The Company proposes this alternative disclosure in Note 2 due to the relatively minor amounts of equity-related charges in relation to total general and administrative expenses, with the exception of the equity-related charges as a result of the Onex Transaction in 2005, as follows (dollars in thousands):

				Nine Months Ended
	Years ended December 31,			September 30,
	2003	2004	2005	2005	2006

General and administrative (1)	19,219	25,148	43,784	21,985	28,956
Equity-related charges in general and administrative	0	313	9,850	284	352
Equity-related charges as a percent of general and administrative	N/A	1.2%	22.5%	1.3%	1.2%

(1)	revised to allocate rent related to general and administrative expenses.
58.	Please tell us why you incurred reorganization expenses related to the predecessor’s bankruptcy in 2004 and 2005.
Response:
     We supplementally advise the Staff that the Company’s predecessor emerged from bankruptcy in 2003. Reorganization expenses in 2004 and 2005 related to services and fees that were incurred in each of those years related to the additional filings with the court subsequent to the emergence. These additional services and fees were unanticipated and/or were not reasonably estimable at the time of the emergence.
59.	We note that you have a caption called “change in fair value of interest rate hedge.” In this regard, please provide disclosure required by SFAS 133 for your hedging instruments
Response:
     The Company’s activities in interest rate hedges are discussed in Note 8 under the heading “Interest Rate Caps” beginning on page F-30. In response to the Staff’s comment, the Company has also enhanced the disclosure to meet the requirements of SFAS No. 133 on page F-31 - F-32.

February 9, 2007

Consolidated Statements of Stockholders’ Equity (Deficit), page F-6
60.	We note that as of December 31, 2004 you had an accumulated deficit of $170,824,000, yet during the year ended December 31, 2005 you paid $107,637,000 in dividends out of your accumulated deficit account. Tell us why you believe that you can pay dividends in excess of the book amount of retained earnings. Refer to your basis in accounting literature.
Response:
     We supplementally advise the Staff that Skilled Healthcare was a Delaware corporation. Its ability to declare and pay dividends was governed by Section 170 of the Delaware General Corporation Law (the “DGCL”), which provides that the directors of a corporation may declare and pay dividends upon shares of its capital stock either:
•	out of its “surplus”; or

•	if there is no surplus, out of its net profits for the fiscal year in which the dividend is declared and/or the preceding fiscal year.
     Section 154 of the DGCL defines “surplus” as the excess, if any, at any given time, of the “net assets” of the corporation over its “capital.” “Net assets” is defined as the amount by which the total assets of the corporation exceed its total liabilities. The corporation’s “capital” is defined as the aggregate par value of the corporation’s shares having a par value, plus the amount of consideration paid for such shares that do not have par value, so long as the corporation’s board of directors did not make a contrary determination. Pursuant to Skilled Healthcare’s Certificate of Incorporation, the par value of each share of Skilled Healthcare’s stock issued prior to the Onex Transaction was $0.01 per share.
     Based upon an independent valuation analysis and internal Company analysis, at the time Skilled Healthcare declared and paid a dividend of $107.6 million in 2005, the value of its surplus was approximately $152.4 million. The board of directors of Skilled Healthcare further determined that the payment of a $107.6 million dividend would not cause the Company to be insolvent. The board of directors accordingly determined that it was permitted by the DGCL to pay the dividend.
     In addition, the Company has revised the consolidated statements of stockholders’ equity (deficit) to indicate that the $107.6 million in dividends were paid out of additional paid-in capital.
Consolidated Statements of Cash Flows, page F-7
61.	Please delete your subtotal called “net cash (used in) provided by operating activities before reorganization costs.”

February 9, 2007

Response:
     We have revised the disclosure on page F-7 in response to the Staff’s comment.
62.	Please tell us the asset and amount included in changes in other assets under your investing activities.
Response:
     We supplementally advise the Staff that the assets and amounts included in changes in other assets under investing activities are as follows (dollars in thousands):

				Six Months Ended
	Years ended December 31,			June 30,
	2003	2004	2005	2005	2006
Changes in equity investment in Pharmacy Joint Venture	(263)	(176)	(180)	(150)	(32)
Changes in restricted cash	(6,632)	12,031	289	549	(4,040)
Changes in investments	—	(6,951)	(514)	(2,996)	1,330
Changes in deposits and other assets	120	(382)	466	(1,810)	(2,061)

Total changes in other assets	$(6,775)	$4,522	$61	$(4,407)	$(4,803)

     The assets and amounts included in changes in other assets under investing activities as of the nine months ended September 30, 2005 and September 30, 2006 are as follows (dollars in thousands):

	Nine Months Ended
	September 30,
	2005	2006
Changes in equity investment in Pharmacy Joint Venture	(179)	(69)
Changes in restricted cash	934	(4,124)
Changes in investments	(3,986)	1,300
Changes in deposits and other assets	(1,691)	(3,295)

Total changes in other assets	$(4,922)	$(6,188)

63.	Please confirm that the caption called “additions to deferred financing costs of new debt” were actual cash distributions for financing costs during the respective periods.

February 9, 2007

Response:
     We supplementally confirm to the Staff that “additions to deferred financing costs of new debt” were actual cash distributions for financing costs during the respective periods.
64.	Please disclose details of operating cash receipts and payments resulting from the reorganization in a supplementary schedule or in the notes to the financial statements in accordance with paragraph 31 of SOP 90-7.
Response:
     We have revised the disclosure on page F-10 in response to the Staff’s comment.
Reorganization Under Chapter 11, page F-9
65.	Please tell us why you did not separately present the 2003 debtor-in-possession and fresh-start accounting financial statements. We note that the effective date of your emergence from bankruptcy was August 19, 2003.
Response:
     We supplementally advise the Staff that upon emergence from bankruptcy, the predecessor’s stockholders retained approximately 95% of the stockholder’s equity. Consequently, the Company determined that its financial statements were not subject to fresh-start accounting under SOP 90-7.
The Onex Transaction, page F-11
66.	We note your reference to an appraisal from a third party with respect to the valuation of the assets and liabilities acquired in the Onex Transaction. While you are not required to refer to this third party valuation consultant, when you do, you should disclose the name of the expert and provide the consent of the expert. If you decide to delete your reference to the third party valuation consultant, please revise the disclosures to explain the theoretical models and assumptions used by you to determine the valuation. Please comply with this comment in all areas in your financial statements where you have mentioned independent third-party valuations/appraisals/actuary reports.
Response:
     We have revised the disclosure on page F-11 in response to the Staff’s comment.
67.	Provide us with a detailed analysis of how you determined the amount of the purchase price allocated to identifiable intangible assets.

February 9, 2007

Response:
     We supplementally advise the Staff that intangible assets identified in the Transactions with Onex were patient lists, managed care contracts, trade names and leasehold interests. Intangible assets are discussed in Note 4 on page F-23. The Company used the following methods for determining the amount of the purchase price allocated to the identifiable intangible assets:
•	Patient lists and managed care contracts: The valuation of patient lists and managed care contracts was calculated using an income approach by employing an excess earnings method that examined the economic returns contributed by the identified tangible and intangible assets of the Company, and then isolating the excess return, which was attributed to the pool of intangible assets being valued. The excess return was then discounted to present value to determine the fair value of the patient lists and managed care contracts.

•	Trade names: The valuation of the trade names was calculated using an income approach, specifically the royalty savings method, by projecting revenue attributable to the services using the trade names, the royalty rate that would hypothetically be charged by a licensor of the trade name to a licensee, and a discount rate to reflect the inherent risk of the projected cash flows. The resulting cash flows were then discounted to present value to determine the fair value of the trade names.

•	Leasehold interests: The valuation of the leasehold interest was calculated using a market approach by determining the present value of the difference (the disadvantage or advantage) between the current and future contract lease obligation and the estimated market lease rate over the term of the lease for each lease acquired. The resulting advantages and disadvantages were aggregated, netted and discounted to present value to determine the amount of the purchase price to be allocated to leasehold interests.
2. Summary of Accounting Policies, page F-14
Net (Loss) Income per Share, page F-19
68.	We note that the historical diluted net (loss) income per share excludes the effect of the contingently convertible preferred stock which is convertible upon certain qualified events. Please tell us the nature of the certain qualified events and your consideration of EITF 04-8.
Response:
     As discussed in Note 12, “Stockholders’ Equity” on page F-35, the Company’s Series A convertible preferred stock converts into Company common stock upon the occurrence of an underwritten public offering of the Company common stock registered under the Securities Act of 1933 or a change in ownership of the Company.

February 9, 2007

     Using the guidance of EITF 04-8, the Company has determined that the conversion of its preferred stock is based upon a substantive non-market based contingency event and therefore is not within the scope of EITF 04-8. Consequently, the Company has excluded the effect of the contingently convertible preferred stock in its calculations of historical diluted net (loss) income per share.
2. Unaudited Pro Forma Net (Loss) Income per Common Share, page F-21
69.	Please revise to present the pro forma net (loss) income per common share for the latest year and interim period here and in all other applicable sections of the filing. Also, give effect to the conversion of the preferred stock as of January 1, 2005 and the split of the common and preferred stocks. In addition, revise the MD&A to discuss the split and the pro forma effects of the split.
Response:
     The Company acknowledges the Staff’s comment regarding the effects of the conversion of the preferred stock and the split of the common and preferred stocks and the resulting presentation of pro forma net (loss) income per common share for the latest period on page F-22 and in all other applicable sections of the prospectus, in addition to MD&A discussions of the split and the pro forma effects of the split. The Company will make the requested revisions upon the determination and approval of the stock splits and the resulting effects on the conversion of the preferred stock.
12. Income Taxes, page F-33
70.	Please tell us in more detail the specific factors you considered in determining that it is more likely than not that your deferred tax assets will become realizable in future years. Also, tell as how you considered the Onex transaction in your evaluation. In addition, tell us why you did not provide income tax disclosures for the fiscal quarters ended June 30, 2006.
Response:
     We supplementally advise the Staff that the Company considered all available evidence, both positive and negative, within the guidelines of FAS 109 in determining that it is more likely than not that its deferred tax assets will become realizable in future years.
     The primary negative evidence was cumulative losses in recent years. The Company experienced negative cumulative losses in 2002 and 2003. However, this trend reversed in the most recent years, and became slightly breakeven in 2004 and positive in 2005.
     The Company considered the following sources of taxable income available under tax law for the realization of tax benefits for deductible temporary differences:

February 9, 2007

•	Future reversals of existing taxable temporary differences: Components of the Company’s existing temporary differences will be reversible as part of tax-planning strategies related to dispositions of existing facilities (discussed below), claims paid related to its general, professional and workers’ compensation liabilities and realization of reserves for bad debt.

•	Future taxable income exclusive of reversing temporary differences and carryforwards: As noted above, the Company experienced negative cumulative losses in 2002 and 2003, however, this trend reversed in the most recent years and became slightly breakeven in 2004 and positive in 2005. In addition, the Company currently expects positive income in 2006 and foreseeable future years, due to increasing revenues as a result of the Company’s strategies of enhancing its offered services, as well as increases in reimbursement rates from Medicare and Medicaid. The Company also expects continuing improvement in its operating margins through controlling its costs of services. The sale of the Company in the Onex Transaction for $645.7 million was also considered as positive evidence due to the purchasers’ confidence in the Company’s ability to generate future income.

•	Taxable income in prior carryback year(s): This source of taxable income did not apply to the Company’s current situation.

•	Tax planning strategies: As noted above, a component of the Company’s existing temporary differences would be reversible as a result of a tax-planning strategy related to disposition of certain of its facilities. The Company has identified certain facilities as potential candidates for disposition which would result in acceleration of taxable income.
     Based upon the evidence noted above, the Company determined that it is more likely than not that the majority of its existing deferred tax assets will become realizable in future years. Consequently, $25.2 million of the valuation allowance against deferred tax assets was reversed in 2005 and a valuation allowance remains of $1.3 million, which primarily consists of local tax credits where future realization remains uncertain.
     In addition, we have revised Note 11 on page F-33 - F-35 to provide income tax disclosures for the fiscal quarters ended September 30, 2006.
13. Stockholders’ Equity, page F-34
71.	We note that you issued 22,287 shares of Holding common stock for a purchase price of $100 per share and 22,287 shares of Holding Series A convertible preferred stock for a purchase price of $9,900 per share. However, these issuances do not reconcile to your consolidated statement of stockholders equity on page F-6 or your consolidated statement of cash flows on page F-7. Please advise.

February 9, 2007

Response:
     We supplementally advise the Staff that the amounts of 22,287 of the Company’s common stock and 22,287 of the Company’s Series A convertible preferred stock that are shown in the financial statements are rounded totals. As noted in Part II, Item 15 of the Registration Statement on page II-2, the actual totals, including fractional shares, are 22,286.5475 shares of the Company’s common stock and 22,286.5475 shares of the Company’s Series A convertible preferred stock. The multiplication of 22,286.5475 common shares times $100 per common share results in $2,228,655 of additional paid-in capital and the multiplication of 22,286.5475 preferred shares times $9,900 per common share results in $220,636,820 of additional paid-in capital. The total of the two paid-in capital amounts is $222,865,475, which is the amount (in thousands) shown in the Company’s consolidated statement of stockholders’ equity on page F-6.
     As discussed in Note 1 under the heading “The Onex Transaction” on page F-11 (amounts in thousands), of the $222,865 total for issuance of common and preferred stock, $10,065 was issued for rollover consideration, $1,500 was issued for settlement of accrued liabilities and $211,300 was issued for cash. The amount of $211,300 is therefore shown in the consolidated statement of cash flows on page F-7 as the cash proceeds from issuance of stock for the year ended December 31, 2005.
14. Financial Guarantees, page F-41
72.	Please revise to state, if true, that Skilled has no independent assets or operations.
Response:
     We have revised the disclosure on pages F-42 in response to the Staff’s comment.
Financial Statement Schedules, page II-5
73.	Please tell us why you are not required to provide parent-only financial statements in accordance with Rule 5-04 of Regulation S-X.
Response:
     We supplementally advise the Staff that, as indicated above, Skilled Healthcare has been merged with and into the Company, with the Company being the surviving entity in the merger. As a result of the merger, the Company has assumed all assets, rights, liabilities and obligations of Skilled Healthcare. Skilled Healthcare no longer exists and the Company is the issuer of the 11% senior subordinated notes. Accordingly, parent-only financial statements are not required by Rule 5-04 of Regulation S-X upon effectiveness of the Registration Statement.
Form S-4
74.	Please comply with all of our comments to the extent they are applicable to Skilled Healthcare’s Form S-4.

February 9, 2007

Response:
     In response to the Staff’s comments we have made changes to the Registration Statement on Form S-4 to the extent the Staff’s comments, and our changes to, the Company’s Registration Statement on Form S-1 are applicable.
     We acknowledge the provisions of Rules 460 and 461 regarding requesting acceleration of the Registration Statement and will allow adequate time after the filing of any amendment to the Registration Statement for further review before submitting a request for acceleration.
     Once you have had time to review our responses to the Staff’s comments and the corresponding changes in Amendment No. 1, we would appreciate the opportunity to discuss any additional questions or concerns that you may have. Please call me at (714) 755-8212.

Sincerely,

/s/ Jonn R. Beeson
Jonn R. Beeson of LATHAM & WATKINS LLP
Enclosures

cc (via fax):	Boyd Hendrickson
John E. King
Roland R. Rapp
Peter Reynolds
Kris F. Heinzelman
F. Holt Goddard
David Copley